Redeemable Convertible Preferred Stock and Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Text Block [Abstract]
Summary of Redeemable Convertible Preferred Stock Activity

The following table summarizes redeemable convertible preferred stock activity for the nine months ended September 30, 2015:

	Shares of
	Series A Preferred	Series B Preferred	Series C Preferred	Series D Preferred	Series D-1 Preferred	Total
Balance, December 31, 2014	9,704,215	6,220,000	18,557,408	7,255,425	–	41,737,048
Issuance of Series D-1 Preferred Stock	–	–	–	–	3,200,000	3,200,000
Exercise of Series D Preferred Warrants	–	–	–	3,205	–	3,205
Less: Conversion of Preferred Stock into Common Stock upon IPO	(9,704,215)	(6,220,000)	(18,557,408)	(7,258,630)	(3,200,000)	(44,940,253)

Balance, September 30, 2015	–	–	–	–	–	–

The following table summarizes authorized, issued and outstanding Series A redeemable convertible preferred stock (Series A Preferred), Series B redeemable convertible preferred stock (Series B Preferred), Series C redeemable convertible preferred stock (Series C Preferred) and Series D Preferred as of December 31, 2014:

	Authorized	Outstanding	Issue Price	Conversion Price	Liquidation Preference
Series A Preferred	9,705,000	9,704,215	$0.40	$3.00	$3,881,686
Series B Preferred	6,220,000	6,220,000	$0.62	$4.65	3,856,400
Series C Preferred	18,558,000	18,557,408	$0.78	$5.85	14,474,778
Series D Preferred	75,000,000	7,255,425	$0.78	$5.85	5,659,232

Total	109,483,000	41,737,048			$27,872,096

Preferred Stock Activity

The following table summarizes redeemable convertible preferred stock activity for the years ended December 31, 2013 and 2014:

	Shares of
	Series A Preferred	Series B Preferred	Series C Preferred	Series D Preferred	Total
Balance, January 1, 2013	9,704,215	6,220,000	18,557,408	–	34,481,623

Balance, December 31, 2013	9,704,215	6,220,000	18,557,408	–	34,481,623
Shares issued upon conversion of 2013 Convertible Notes	–	–	–	5,332,348	5,332,348
Shares issued for financing fee to Deerfield	–	–	–	1,923,077	1,923,077

Balance, December 31, 2014	9,704,215	6,220,000	18,557,408	7,255,425	41,737,048

Outstanding Warrants to Purchase

As of December 31, 2014, outstanding warrants to purchase the Company’s Series D Preferred were as follows:

Issuance Date	Number of Underlying Shares	Exercise Price
2013	1,079,453	$0.78
2014	14,423,076	$0.78

	15,502,529